Consolidated Statement of Shareholders' Equity - USD ($)	Share Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
BALANCE at Dec. 31, 2013	$ 1,721,020		$ 26,837	$ 1,747,857
Net loss		(837,466)		(837,466)
Foreign currency translation			(26,208)	(26,208)
BALANCE at Dec. 31, 2014	1,721,020	(837,466)	629	884,183
Net loss		155,067		155,067
Foreign currency translation			(29,833)	(29,833)
Considerations for acquisition of Ningsheng under common control		(581,060)		(581,060)
BALANCE at Dec. 31, 2015	$ 1,721,020	$ (1,263,459)	$ (29,204)	$ 428,357